Stock-Based Compensation Plan - Summary of Weighted Average Assumptions Used in Valuation of Stock-Based Awards (Detail) (Employee Stock Option [Member])	1 Months Ended	9 Months Ended	12 Months Ended
	Jul. 31, 2011	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Stock Option [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Dividend yield	0.00%	0.00%	0.00%	0.00%
Volatility	40.00%	53.86%	54.28%	54.01%
Expected term (years)	2 years	6 years 5 months 5 days	6 years 5 months 27 days	6 years 4 months 17 days
Risk-free interest rate	0.37%	1.37%	0.97%	2.47%